Document and Entity Information	12 Months Ended
Sep. 30, 2015 shares
Document And Entity Information
Entity Registrant Name	UMeWorld Ltd
Entity Central Index Key	0001114936
Document Type	20-F
Document Period End Date	Sep. 30, 2015
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	89,036,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015